Segments (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following presents information by segment for the year ended December 31, 2022:

(In $ millions)	Dayrate	Reconciling items(2)	Consolidated total
Dayrate revenue	600.0	(241.3)	358.7
Related party revenue	—	85.1	85.1
Gain on disposals	—	4.2	4.2
Rig operating and maintenance expenses	(501.2)	236.3	(264.9)
Depreciation of non-current assets	(114.9)	(1.6)	(116.5)
Impairment of non-current assets	(131.7)	—	(131.7)
General and administrative expenses	—	(36.8)	(36.8)
Income from equity method investments	—	1.2	1.2
Operating (loss)/income including equity method investment	(147.8)	47.1	(100.7)

Total assets	3,287.9	(286.2)	3,001.7
The following presents information by segment for the year ended December 31, 2021:

(In $ millions)	Dayrate	IWS (1)	Reconciling items(2)	Consolidated total
Dayrate revenue	205.8	301.6	(301.6)	205.8
Related party revenue	39.5	—	—	39.5
Intersegment revenue	88.5	—	(88.5)	—
Gain on disposals	—	—	1.2	1.2
Rig operating and maintenance expenses	(339.7)	(186.3)	345.5	(180.5)
Intersegment expenses	—	(88.5)	88.5	—
Depreciation of non-current assets	(117.6)	—	(2.0)	(119.6)
General and administrative expenses	—	—	(34.7)	(34.7)
Income from equity method investments	—	—	16.1	16.1
Operating (loss)/income including equity method investment	(123.5)	26.8	24.5	(72.2)

Total assets	3,277.6	—	(197.3)	3,080.3
The following presents information by segment for the year ended December 31, 2020:

(In $ millions)	Dayrate	IWS	Reconciling items(2)	Consolidated total
Dayrate revenue	265.2	386.2	(386.2)	265.2
Related party revenue	42.3	—	—	42.3
Intersegment revenue	179.6	—	(179.6)	—
Gain on disposals	—	—	19.0	19.0
Rig operating and maintenance expenses	(437.4)	(167.9)	334.9	(270.4)
Intersegment expenses	—	(179.6)	179.6	—
Depreciation of non-current assets	(116.0)	—	(1.9)	(117.9)
Impairment of non-current assets	(77.1)	—	—	(77.1)
General and administrative expenses	—	—	(49.1)	(49.1)
Income from equity method investments	—	—	9.5	9.5
Operating (loss)/income including equity method investment	(143.4)	38.7	(73.8)	(178.5)

Total assets	3,368.3	336.5	(533.7)	3,171.1

(1) Financial information presented for the IWS operating segment covers the period up to disposal, on August 4, 2021.

(2) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income/(loss) and are included in "Reconciling items". The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our Income/(loss) from equity method investments (see Note 7 - Equity Method Investments).

Revenues by Geographic Area
The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2022	2021	2020
South East Asia	154.5	99.5	70.6
West Africa	106.9	30.7	108.1
Mexico	95.9	39.5	43.2
Europe	48.8	75.6	52.6
Middle East	37.7	—	33.0
Total	443.8	245.3	307.5

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs by geographic area(1):

	As of December 31,
(In $ millions)	2022	2021
South East Asia	832.5	1,266.7
Mexico	675.5	645.7
West Africa	507.0	568.1
Middle East	481.2	—
Europe	92.9	250.3
Total	2,589.1	2,730.8
(1) The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.

Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2022	2021	2020
Perfomex	14%	11%	9%
PTT Exploration and Production Public Company Limited	11%	24%	3%
Eni Congo S.A.	10%	—%	—%
CNOOC Petroleum Europe Limited	—%	16%	1%
ExxonMobil	—%	1%	18%
National Drilling Company (ADNOC)	—%	—%	11%
Centrica North Sea Limited (Spirit Energy)	—%	—%	10%
Total	35%	52%	52%